Borrowings (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Abstract]
Line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps. 600,000, bearing interest at a fixed rate of 13.10%. This line of credit is payable on a quarterly basis starting May 15, 2019 through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.	$ 516,597	$ 592,252
Secured line of credit with Banamex, for up to Ps. 400,000, bearing interest at the TIIE rate plus 317 basis point. Withdrawals from this line of credit can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025.	135,209	50,000
Unsecured line of credit with Banamex, for up to Ps. 80,000, bearing interest at the TIIE rate plus 275 basis points (renewable on a yearly basis).	15,000
Unsecured line of credit with Banamex, for up to US$ 1,800, bearing interest at LIBOR rate plus 300 basis point. Maturity was on March 31, 2018.
Interest payable	10,907	11,227
Total debt	148,070	90,691
Less: Current portion	148,070	90,691
Long-term debt	$ 529,643	$ 562,788